Document and Entity Information	May 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2021
Entity Registrant Name	NEXTGEN HEALTHCARE, INC.
Entity Central Index Key	0000708818
Entity Emerging Growth Company	false
Entity File Number	001-12537
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-2888568
Entity Address, Address Line One	3525 Piedmont Rd., NE
Entity Address, Address Line Two	Building 6, Suite 700
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	467-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.01)
Trading Symbol	NXGN
Security Exchange Name	NASDAQ